Semiannual Report

High
Yield
Fund

November 30, 2002



T. Rowe Price(registered trademark)



TABLE OF CONTENTS
--------------------------------------------------------------------------------
Highlights                                                          1

Portfolio Manager's Report                                          2
  Market Environment                                                2
  Performance                                                       3
  Portfolio Review                                                  3
  New Top Holdings                                                  5
  Outlook                                                           5

Portfolio Highlights                                                6

Performance Comparison                                              8

Financial Highlights                                                9

Statement of Net Assets                                            11

Statement of Operations                                            29

Statement of Changes in Net Assets                                 31

Notes to Financial Statements                                      33

About the Fund's Directors and Officers                            39


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Highlights
--------------------------------------------------------------------------------

o While the highest-quality investment-grade bonds rallied, high-yield bonds produced negative returns for the six months ended November 30.

o Your fund was modestly lower for six months, but generated positive results for the 12-month period, bucking the downward moves of its index and mutual fund benchmarks.

o Corporate malfeasance and stock market uncertainty helped undermine confidence in the high-yield market.

o Our optimism for the high-yield market going forward is predicated on a gradually improving economic picture.



Performance Comparison
--------------------------------------------------------------------------------
Periods Ended 11/30/02                            6 Months            12 Months
--------------------------------------------------------------------------------
High Yield Fund                                     -0.66%                 2.34%

High Yield Fund-
Advisor Class                                        -0.75                 2.14

CS First Boston Global
High Yield Index                                     -1.84                 1.93

Lipper High Yield Funds Average                      -3.76                -2.88



Price and Yield
--------------------------------------------------------------------------------
                                                                      High Yield
                                                      High                 Fund-
                                                     Yield               Advisor
Periods Ended 11/30/02                                Fund                Class
--------------------------------------------------------------------------------
Price Per Share                            $          6.28      $          6.27

Dividends Per Share
  For 6 months                                        0.29                 0.28
  For 12 months                                       0.60                 0.58

  30-Day Dividend Yield*                              9.04%                8.89%

  30-Day Standardized

  Yield to Maturity                                   9.91                 9.74

* Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value at the end of the period.



Portfolio Manager's Report
--------------------------------------------------------------------------------
High-yield bonds struggled in the six months ended November 30, a period that included an early-November Fed rate cut that sought to bolster the sputtering economy, and lend support to the faltering stock market. As we cautioned in our last report to you, the stock market's gloomy psychology and its somewhat erratic course introduced significant uncertainty into the high-yield market. However, an end-of-period rally following the Fed's rate cut was encouraging.


MARKET ENVIRONMENT

International unrest and growing distrust of "corporate America" fanned investor concerns, which led to rising demand for top-quality bonds and a sell-off in the high-yield market during the six months ended November 30. High-yield bonds suffered principally because of the sharp downturn in the stock market and a meltdown in investment-grade corporate bonds-largely precipitated by the crisis in investor confidence. The downward spiral started in June with revelations of corporate fraud at WorldCom and its subsequent bankruptcy. This was the largest bankruptcy in U.S. history, and it devastated investor confidence in corporate bonds. The message to investors was that no company is too big to fail, and those with too much debt in competitive industries face insolvency risk. So far this year, more than $100 billion of investment-grade corporate bonds have been downgraded to high-yield status. High-yield bonds were also profoundly affected by the tumbling equity markets that appear to be headed for a third consecutive down year.

Investor psychology was extremely pessimistic for the first five months of the reporting period. However, the gloomy perception of the asset class was improved by a significant rally in November. As default rates fell from their highs, demand for high-yield bonds steadily expanded. Demand was further reinforced as equity investors rotated into this asset class to reduce volatility and because other fixed-income investments offered very low yields. We think that investors have started to believe the light in the tunnel is not a train.



PERFORMANCE

Annualized Return Comparison
--------------------------------------------------------------------------------
Periods Ended 11/30/02         1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
High Yield Fund                 2.34%        2.12%        3.02%         6.80%

Lipper High Yield
Funds Average                  -2.88        -2.64        -1.45          4.56

CS First Boston Global
High Yield Index               -1.93         1.12         1.38          6.51

Your fund's return for the past six months exceeded the CS First Boston benchmark and the Lipper average of comparable funds (see table on page 1). Advisor Class share results were similar but reflected their different fee structure. The major reason for outperformance was our avoidance of the cable, utility, and airline sectors and our willingness to eliminate positions as soon as fundamental concerns developed. While the recent results are less than exciting, we can take a measure of solace in distancing our peer group of high-yield funds. As shown in the table above, your fund's longer-term results have handily outperformed the Lipper mutual funds average and our benchmark index.

Demand for high-yield bonds steadily expanded this year. Income-oriented investors have made a shift to high yield because of the low interest rate environment, and equity investors are rotating into this asset class to reduce volatility. Your fund grew to $2.3 billion at the end of the reporting period from $1.6 billion at the beginning of the year. Not only are we seeing the retail side of the business grow, but institutional demand has also perked up. If the economy stabilizes and global events go the way we hope with Iraq, we should have a good environment for high-yield bond investments in 2003.


PORTFOLIO REVIEW

Portfolio Characteristics
--------------------------------------------------------------------------------
Periods Ended                                      5/31/02             11/30/02
--------------------------------------------------------------------------------
Weighted Average
Maturity (years)                                       7.3                  7.0

Weighted Average Effective
Duration (years)                                       4.2                  3.9

Weighted Average Quality*                               B+                   B+

* Based on T. Rowe Price research.


Over the last few years, sector selection has been critical to performance because a number of key industries have come under serious pressure. Two to three years ago, the telecommunications sector was a high-yield nightmare. However, we did a relatively good job of navigating through that tumultuous period. This year, cable television, historically the largest industry in our market, got crushed. It started with the Adelphia Communications fraud and spread like a contagion to other high-profile companies in the sector, including Charter Communications and CSC Holdings. These large holdings hurt performance, but because our cable industry holdings were significantly smaller than those in the index and our competitors, we outperformed our benchmarks. We sold Adelphia early and avoided the worst of the decline. Cablevision has recovered nicely since its July low and was among our largest positive contributors to recent performance.

In addition to weakness in the cable and wireless sectors, utilities and airlines were also pounded this summer. These sectors represent a large component of the high-yield market, but fortunately the portfolio dodged much of the pain by maintaining minimal exposure. For instance, our electric utility holdings, which accounted for 4.2% of the portfolio a year ago, were trimmed to 2.3% in May and to 0.7% at the end of the current reporting period. This strategic allocation shift was very positive for relative performance. Although we had little airline exposure in the current period, we were not completely unscathed. We owned a small (less than 0.5%) position in US Airways, which was tattooed as investors sold the bonds.


Quality Diversification
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
Periods Ended                                      5/31/02             11/30/02
--------------------------------------------------------------------------------
BBB/BB Rated and Above                                  12%                  10%

BB Rated                                                14                   16

BB/B Rated                                               7                    4

B Rated                                                 48                   54

B/CCC Rated                                              6                    6

CCC and Below (including Not Rated)                     13                   10

Based on Moody's Investors Service and Standard & Poor's research.


We made negligible shifts across our three largest sectors, gaming, broadcasting, and energy, which continued to perform well, generating solid cash flow and returns. We like all three over the long term because of their intrinsic asset protection. Gaming is a bricks and mortar industry where a good facility and a great location are worth a lot of money. In the broadcasting sector, there is inherent value in radio and TV stations and the licenses associated with them. Our energy holdings are similarly asset plays, many in exploration and production firms that have underlying value in oil and gas reserves. It's not surprising that over the years these have been the best performing industries in the high-yield market.


NEW TOP HOLDINGS

Our 10 largest holdings list has two new companies: MDP Acquisitions and Dex Media East. Both were high-profile leveraged buyout (LBO) transactions leading to very large high-yield new issues. MDP is the Jefferson Smurfit paper company based in Ireland-historically a well-managed business and an LBO that should be very successful. The bonds were issued with a 9.625% yield and currently trade at a premium. Dex Media is the first LBO of U.S. West's Yellow Pages operations in the western U.S., historically a great business for high-yield investors. The Dex bonds-a home run for the portfolio-were issued with a 12.0% annual coupon and have already appreciated 9% from par value. We are comfortable with large positions in these new issues because they are stable companies with superior operating fundamentals, and both should pay down debt quickly.


OUTLOOK

The Dex Media and MDP offerings were well received, which suggests new life for the high-yield market. Looking ahead to 2003, we remain optimistic that we will see more of these kinds of deals, and hope that the small- and mid-cap companies we favor will continue to perform well. However, our optimism for the high-yield market is predicated on a gradually improving economic picture and the hope that Iraq does not become a quagmire.

Your fund is currently yielding approximately 9%, but this above-average income can be accompanied by above-average volatility. For that reason, an investment in the fund is most appropriate for investors with a long-term investment horizon.

Respectfully submitted,

Mark J. Vaselkiv
Chairman of the fund's Investment Advisory Committee

December 12, 2002

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.



T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                           Percent of
                                                           Net Assets
                                                             11/30/02
--------------------------------------------------------------------------------
CSC Holdings                                                      1.6%
Sinclair Broadcast Group                                          1.4
Nextel Communications                                             1.4
Universal Compression                                             1.2
Argosy Gaming                                                     1.1
--------------------------------------------------------------------------------
Amerigas Partners                                                 1.1
MDP Acquisitions                                                  1.0
Dex Media East                                                    1.0
Ameristar Casinos                                                 1.0
Echostar DBS                                                      1.0
--------------------------------------------------------------------------------
Huntsman ICI Chemicals                                            1.0
AT&T Wireless                                                     0.9
Hercules                                                          0.9
Six Flags                                                         0.9
Gap                                                               0.9
--------------------------------------------------------------------------------
Stone Container                                                   0.9
Hollywood Casino                                                  0.9
Burns Philip Capital Property                                     0.8
Lennar                                                            0.8
Travelcenters of America                                          0.8
--------------------------------------------------------------------------------
Penn National Gaming                                              0.8
Jostens                                                           0.8
Bway                                                              0.8
Venetian Casino                                                   0.7
Insight Communications                                            0.7
--------------------------------------------------------------------------------
Total                                                            24.4%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.




T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

SECTOR Diversification

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   5/31/02             11/30/02
--------------------------------------------------------------------------------
Gaming                                                   9%                   8%
Broadcasting                                             7                    7
Energy                                                   6                    6
Paper and Paper Products                                 4                    5
Metals and Mining                                        4                    5
Specialty Chemicals                                      5                    5
Health Care                                              4                    4
Wireless Communications                                  5                    4
Containers                                               2                    4
Cable Operators                                          4                    4
Manufacturing                                            4                    4
Printing and Publishing                                  2                    3
Food and Tobacco                                         2                    3
Services                                                 3                    3
Consumer Products                                        4                    3
Lodging                                                  3                    3
Electronic Components                                    3                    3
Automobiles and Related                                  3                    3
Building Products                                        3                    3
Building and Real Estate                                 3                    3
Transportation                                           2                    2
Entertainment and Leisure                                2                    2
All Other                                                9                    8
Money Market Funds                                       5                    3
Other Assets Less Liabilities                            2                    2
--------------------------------------------------------------------------------
Total                                                  100%                 100%



T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


Line Graph:  HIGH YIELD FUND

As of 11/30/02
                                    CS First
                  High              Boston                    Lipper High
                  Yield             Global High               Yield Funds
                  Fund              Yield Index               Average

11/30/92          10,000            10,000                    10,000
11/93             12,195            11,876                    11,879
11/94             11,370            11,783                    11,621
11/95             13,039            13,803                    13,449
11/96             14,572            15,414                    15,262
11/97             16,642            17,539                    17,301
11/98             17,685            17,843                    17,546
11/99             18,130            18,166                    18,123
11/00             17,443            17,084                    16,206
11/01             18,868            18,428                    16,433
11/30/02          19,310            18,783                    15,806

Note: Performance for Advisor Class shares will vary from fund shares due to the differing fee structure. See returns table below.


Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended                                                Since     Inception
11/30/02            1 Year     5 Years     10 Years      Inception          Date
--------------------------------------------------------------------------------
High Yield Fund      2.34%       3.02%        6.80%             --            --

High Yield Fund-
Advisor Class        2.14          --           --           1.97%       3/31/00

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.



T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited



Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

High Yield shares

               6 Months      Year
                  Ended     Ended
               11/30/02   5/31/02    5/31/01    5/31/00    5/31/99    5/31/98

NET ASSET VALUE

Beginning of
period         $   6.62   $   7.04   $   7.50   $   8.32   $   8.85   $   8.43

Investment activities

  Net investment
  income (loss)    0.29       0.63       0.74       0.76       0.75       0.77

  Net realized
  and unrealized
  gain (loss)     (0.34)     (0.41)     (0.46)     (0.81)     (0.53)      0.41

  Total from
  investment
  activities      (0.05)      0.22       0.28      (0.05)      0.22       1.18


Distributions

  Net investment
  income          (0.29)     (0.64)     (0.74)     (0.77)     (0.75)     (0.76)


NET ASSET VALUE

End of
period         $   6.28   $   6.62   $   7.04   $   7.50   $   8.32   $   8.85
               -----------------------------------------------------------------


Ratios/Supplemental Data

Total
return^           (0.66)%     3.48%      3.96%     (0.63)%     2.73%     14.51%

Ratio of total
expenses to average
net assets         0.82%!     0.83%      0.82%      0.83%      0.82%      0.81%

Ratio of net
investment income
(loss) to average
net assets         9.23%!     9.56%     10.16%      9.60%      8.93%      8.78%

Portfolio
turnover rate      47.2%!     71.3%      80.1%      75.9%      95.6%     129.6%

Net assets,
end of period
(in millions)  $  1,891   $  1,811   $  1,538   $  1,524   $  1,776   $  1,725

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

!    Annualized

The accompanying notes are an integral part of these financial statements.



T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------


High Yield Advisor-Class shares

                    6 Months             Year          3/31/00
                       Ended            Ended          Through
                    11/30/02          5/31/02          5/31/01          5/31/00

NET ASSET VALUE

Beginning of
period           $      6.61      $      7.04      $      7.50      $      7.70

Investment activities

  Net investment
  income (loss)         0.28             0.63             0.73             0.12

  Net realized
  and unrealized
  gain (loss)          (0.34)           (0.43)           (0.46)           (0.19)

  Total from
  investment
  activities           (0.06)            0.20             0.27            (0.07)


Distributions

  Net investment
  income               (0.28)           (0.63)           (0.73)           (0.13)


NET ASSET VALUE

End of
period           $      6.27      $      6.61      $      7.04      $      7.50
                 ---------------------------------------------------------------


Ratios/Supplemental Data

Total
return^                (0.75)%           3.14%            3.86%          (0.90)%

Ratio of total
expenses to average
net assets              1.00%!           0.99%            0.93%           0.68%!

Ratio of net
investment income
(loss) to average
net assets              9.03%!           9.46%            9.78%          10.01%!

Portfolio
turnover rate           47.2%!           71.3%            80.1%          75.9%!

Net assets,
end of period
(in thousands)   $   385,717      $   233,802      $     3,061      $        10

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

!    Annualized

The accompanying notes are an integral part of these financial statements.



T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2002


Statement of Net Assets                         Par/Shares                Value
--------------------------------------------------------------------------------
                                                             In thousands


CORPORATE BONDS AND NOTES  90.2%

Aerospace & Defense  0.7%
Anteon, Sr. Sub. Notes, 12.00%, 5/15/09    $         3,412      $         3,719
Communications & Power,
  Sr. Sub. Notes, 12.00%, 8/1/05                     4,000                3,360
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07               7,375                7,596
IT Group, Sr. Sub. Notes, VR, 2.50%, 6/11/07         4,331                 455
Sequa, Sr. Notes, 9.00%, 8/1/09                      1,325                1,299
                                                                         16,429

Automobiles and Related  2.7%

Advance Holding, Sr. Notes, STEP, 0%, 4/15/09        6,100                6,130
Advance Stores
  Sr. Sub. Notes
    10.25%, 4/15/08                                  2,120                2,231
  Series B, 10.25%, 4/15/08                          6,240                6,568
Arvin Industries, Sr. Notes, 7.125%, 3/15/09         2,400                2,328
Arvinmeritor, Sr. Notes, 8.75%, 3/1/12               1,925                1,983
Collins & Aikman
  Sr. Notes, 10.75%, 12/31/11                        1,800                1,737
  Sr. Sub. Notes, 11.50%, 4/15/06                    2,955                2,482
CSK Auto, Sr. Notes, 12.00%, 6/15/06                 7,440                7,886
Cummins Engine
  Sr. Notes, 6.75%, 2/15/27                          3,000                2,869
  Sr. Sub. Notes, 144A, 9.50%, 12/1/10               7,075                7,376
Dana
  Sr. Notes
    6.50%, 3/1/09                                    4,000                3,520
    9.00%, 8/15/11                                   2,225                2,214
Delco Remy International,
  Sr. Notes, 8.625%, 12/15/07                        1,975                1,560
J.L. French Automotive Casting
  Series B, Sr. Sub. Notes, 11.50%, 6/1/09           2,400                  984
MSX International,
  Sr. Sub. Notes, 11.375%, 1/15/08                  12,450                5,603
Navistar International,
  Series B, Sr. Notes, 9.375%, 6/1/06                5,690                5,519
                                                                         60,990


Beverages  0.5%

Cott Beverages, Sr. Sub. Notes,
  8.00%, 12/15/11                                   10,650               11,183
                                                                         11,183


Broadcasting  5.4%

Acme Television, Sr. Notes, STEP,
  10.875%, 9/30/04                         $         5,350      $         5,390
Chancellor Media
  Sr. Sub. Notes
    8.125%, 12/15/07                                 7,975                8,294
  Series B, 8.75%, 6/15/07                           3,300                3,432
Cumulus Media, Sr. Sub. Notes,
  10.375%, 7/1/08                                      165                  176
Gray Communications, Sr. Sub. Notes,
  9.25%, 12/15/11                                    6,575                7,052
Lamar Media, Sr. Sub. Notes,
  8.625%, 9/15/07                                    1,500                1,560
LIN Holdings, Sr. Notes
  STEP, 0%, 3/1/08                                  12,150               12,461
Paxson Communications
  Sr. Sub. Notes
    10.75%, 7/15/08                                  6,350                6,255
  STEP, 0%, 1/15/09                                 15,050                9,331
Quebecor Media
  Sr. Notes
    11.125%, 7/15/11                                 4,510                4,172
  STEP, 13.75%, 7/15/11                              5,000                2,750
Radio One, Sr. Sub. Notes,
  8.875%, 7/1/11                                     5,000                5,400
Radio Unica, Sr. Notes, STEP,
  11.75%, 8/1/06                                    15,685                8,156
Salem Communications, Sr. Sub. Notes,
  9.00%, 7/1/11                                      7,025                7,394
Sinclair Broadcast Group
  Sr. Sub. Notes
    8.00%, 3/15/12                                   2,000                2,070
    8.75%, 12/15/11                                  6,675                7,142
  144A, 8.00%, 3/15/12                               3,925                4,063
Spanish Broadcasting Systems,
  Sr. Sub. Notes, 9.625%, 11/1/09                   13,850               14,265
XM Satellite Radio, Sr. Notes,
  14.00%, 3/15/10                                    4,825                1,930
Young Broadcasting
  Sr. Notes
    8.50%, 12/15/08                                    100                  103
  Sr. Sub. Notes
    8.75%, 6/15/07                                   2,997                2,907
    9.00%, 1/15/06                                   1,761                1,726
    10.00%, 3/1/11                                   7,209                7,209
                                                                        123,238


Building Products  2.6%

American Builders & Contractors Supply, Series B
Sr. Sub. Notes
  10.625%, 5/15/07                         $        12,575      $        13,204
American Standard, Sr. Notes,
  7.625%, 2/15/10                                    2,700                2,842
Associated Materials, Sr. Sub. Notes,
  144A, 9.75%, 4/15/12                              13,440               14,246
Collins & Aikman Floorcovering, Sr. Sub. Notes
  9.75%, 2/15/10                                    10,225               10,430
Foamex, Sr. Notes, 144A, 10.75%, 4/1/09              1,525                1,106
Interface, Sr. Notes, 10.375%, 2/1/10               12,060               11,939
Nortek, Series B, Sr. Sub. Notes,
  9.875%, 6/15/11                                    7,000                6,965
                                                                         60,732


Building and Real Estate  2.4%

Beazer Homes, Sr. Notes, 8.375%, 4/15/12             1,250                1,313
D.R. Horton, Sr. Notes, 8.50%, 4/15/12               5,000                5,100
Lennar, Series B, Sr. Notes, 9.95%, 5/1/10          16,850               18,703
LNR Property, Sr. Sub. Notes, 10.50%, 1/15/09       12,245               12,582
Ryland, Sr. Sub. Notes, 9.125%, 6/15/11              7,600                8,170
WCI Communities
  Sr. Sub. Notes
    9.125%, 5/1/12                                   2,425                2,170
    10.625%, 2/15/11                                 2,925                2,867
Williams Scotsman, Sr. Notes,
  9.875%, 6/1/07                                     4,925                4,605
                                                                         55,510


Cable Operators  2.2%

Charter Communications, Sr. Notes,
  11.125%, 1/15/11                                   3,925                2,002
Coaxial, Sr. Notes, STEP, 0%, 8/15/08               17,950               12,206
Cox Communications
  Sr. Notes
    6.75%, 3/15/11                                   7,175                7,374
    7.125%, 10/1/12                                  5,800                6,127
CSC Holdings, Sr. Notes, 7.625%, 4/1/11              7,325                6,812
Insight Communications, Sr. Notes,
  STEP, 0%, 2/15/11                                 10,150                4,770
Mediacom, Sr. Notes, 7.875%, 2/15/11                   875                  718
Mediacom Broadband, Sr. Notes,
  11.00%, 7/15/13                                   10,650               10,756
                                                                         50,765


Conglomerates  0.3%

Tyco International
  Sr. Notes
    6.125%, 1/15/09                        $         1,775      $         1,562
    6.375%, 10/15/11                                 5,250                4,620
    6.75%, 2/15/11                                   1,125                1,001
                                                                          7,183


Consumer Products  3.3%

American Achievement, Sr. Notes,
  11.625%, 1/1/07                                    7,975                8,453
Armkel Finance, Sr. Sub. Notes,
  9.50%, 8/15/09                                    11,495               12,472
Bally Total Fitness Holdings,
  Sr. Sub. Notes, 9.875%, 10/15/07                   2,700                2,484
Hasbro
  Sr. Notes
    6.60%, 7/15/28                                   1,500                1,177
    8.50%, 3/15/06                                   1,225                1,256
Hedstrom Holdings, Sr. Notes,
  STEP, 12.00%, 6/1/09 *                             2,100                    0
Hockey Company, Sr. Notes, 11.25%, 4/15/09           4,365                4,409
JohnsonDiversey, Sr. Sub. Notes, 144A,
  9.625%, 5/15/12                                    6,790                7,062
Jostens, Sr. Sub. Notes, 12.75%, 5/1/10             15,300               17,442
Pennzoil Quaker State, Sr. Notes,
  10.00%, 11/1/08                                    4,410                4,851
Playtex Products, Sr. Sub. Notes,
  9.375%, 6/1/11                                    10,820               11,794
Simmons, Sr. Sub. Notes, 10.25%, 3/15/09             3,775                4,096
                                                                         75,496


Container  3.7%

AEP Industries, Sr. Sub. Notes,
  144A, 9.875%, 11/15/07                             8,775                8,512
Applied Extrusion Technologies,
  Sr. Notes, 10.75%, 7/1/11                          3,950                2,607
BWAY
  Sr. Sub. Notes
    10.25%, 4/15/07                                  8,075                8,479
  144A, 10.00%, 10/15/10                             8,800                9,064
Constar International,
  Sr. Sub. Notes, 11.00%, 12/1/12                    5,000                4,900
Greif Brothers, Sr. Sub. Notes,
  144A, 8.875%, 8/1/12                               4,750                4,988
Owens Brockway Glass Container,
  Sr. Notes, 8.875%, 2/15/09                        10,250               10,634
Owens-Illinois, Sr. Notes, 7.15%, 5/15/05            4,805                4,625
Plastipak Holdings, Sr. Notes, 10.75%, 9/1/11        9,410               10,069
Silgan Holdings, Sr. Sub. Notes, 9.00%, 6/1/09       13,900              14,525
Smurfit Capital, Sr. Notes, 6.75%, 11/20/05           4,925               4,921
                                                                         83,324


Electric Utilities  0.3%

Calpine, Sr. Notes, 8.50%, 2/15/11         $         6,350      $         2,921
Calpine Canada Energy Finance,
  Sr. Notes, 8.50%, 5/1/08                           1,825                  803
PSEG Energy, Sr. Notes, 8.50%, 6/15/11               1,525                1,205
TNP Enterprises, Sr. Sub. Notes,
  10.25%, 4/1/10                                     1,775                1,615
                                                                          6,544


Electronic Components  2.9%

Amkor Technology, Sr. Notes, 9.25%, 5/1/06           5,325                5,059
ASAT Finance, Sr. Notes, 12.50%, 11/1/06             5,980                4,485
Avaya, Sr. Notes, 11.125%, 4/1/09                    1,700                1,479
Chippac International,
  Sr. Sub. Notes, 12.75%, 8/1/09                     5,800                6,119
Fairchild Semiconductor
  Sr. Sub. Notes
    10.375%, 10/1/07                                 9,900               10,543
    10.50%, 2/1/09                                   5,710                6,281
Flextronics
  Sr. Sub. Notes
    9.75%, 7/1/10 (EUR)                              4,500                4,604
    9.875%, 7/1/10                                  11,275               12,290
On Semiconductor, 1st Mtg.,
  144A, 12.00%, 5/15/08                              2,900                2,088
Seagate Tech, Sr. Notes,
  144A, 8.00%, 5/15/09                               7,250                7,540
Solectron, LYONs, 11/20/20                          10,100                5,128
                                                                         65,616


Energy  6.4%

Amerigas Partners
  Sr. Notes
    8.875%, 5/20/11                                 18,770               19,521
    10.00%, 4/15/06                                  3,500                3,692
  Series C, 144A, 8.875%, 5/20/11                    1,475                1,534
BRL Universal Equipment,
  Sr. Notes, 8.875%, 2/15/08                         5,100                5,291
Chesapeake Energy Corporation,
  Sr. Notes, 9.00%, 8/15/12                          6,825                7,286
Dresser, Sr. Sub. Notes, 9.375%, 4/15/11            10,645                10,272
Encore Acquisition, Sr. Sub. Notes,
  144A, 8.375%, 6/15/12                              4,150                4,378
Ferrellgas Partners, Sr. Notes, 8.75%, 6/15/12      11,375               11,887
Forest Oil, Sr. Sub. Notes, 10.50%, 1/15/06          4,800                5,112
Geophysique, Sr. Notes, 10.625%, 11/15/07            4,950                4,282
Hanover Equipment Trust
  Sr. Notes, 144A
    8.50%, 9/1/08                          $         2,950      $         2,832
    8.75%, 9/1/11                                      965                  917
Magnum Hunter Resources
  Sr. Notes
    9.60%, 3/15/12                                   3,760                4,014
    10.00%, 6/1/07                                   4,940                5,175
Mission Resources, Sr. Sub. Notes,
  10.875%, 4/1/07                                    4,160                2,496
PDVSA Finance, Sr. Notes, 6.80%, 11/15/08            8,700                7,487
Petroleum Helicopters, Sr. Notes, 9.375%, 5/1/09     6,275                6,557
Plains All American Pipeline, Sr. Notes, 144A
  7.75%, 10/15/12                                    4,125                4,269
Stone Energy, Sr. Sub. Notes, 8.25%, 12/15/11        1,525                1,586
Swift Energy
  Sr. Sub. Notes
    9.375%, 5/1/12                                   1,175                1,116
    10.25%, 8/1/09                                  13,775               12,673
Universal Compression, Sr. Notes,
  STEP, 0%, 2/15/08                                 21,940               22,379
                                                                        144,756


Entertainment and Leisure  1.7%

AMC Entertainment
  Sr. Sub. Notes
    9.50%, 3/15/09                                   1,000                  980
    9.875%, 2/1/12                                   8,175                8,011
AMF Bowling Worldwide,
  Sr. Sub. Notes, 13.00%, 2/28/08                    6,325                6,483
Cinemark USA, Series B,
  Sr. Sub. Notes, 8.50%, 8/1/08                      3,125                2,969
Premier Parks, Sr. Notes, 9.75%, 6/15/07               415                  402
Six Flags
  Sr. Notes
    8.875%, 2/1/10                                   5,975                5,542
    9.50%, 2/1/09                                   16,280               15,466
                                                                         39,853


Financial  1.5%

BankUnited Capital Trust,
  Jr. Sub. Notes, 10.25%, 12/31/26                   4,150                4,109
Dime Capital Trust I,
  Jr. Sub. Notes, 9.33%, 5/6/27                      5,865                6,238
FBOP Capital Trust II, Sr. Sub. Notes,
  144A, 10.00%, 1/15/09                              4,200                4,399
Western Financial Savings,
  Sr. Sub. Notes, 8.875%, 8/1/07                     2,925                2,852
Willis Corroon, Sr. Sub. Notes,
  9.00%, 2/1/09                                     15,200               16,036
                                                                         33,634


Food/Tobacco  3.4%

Agrilink Foods, Sr. Sub. Notes,
  11.875%, 11/1/08                         $         9,800      $        10,437
B&G Foods, Sr. Sub. Notes,
  9.625%, 8/1/07                                    11,175               11,482
Burns Philip Capital Property,
  Sr. Sub. Notes, 144A 9.75%, 7/15/12               18,700               18,887
Dimon, Sr. Notes, 9.625%, 10/15/11                  12,700               13,462
Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06           10,131               10,131
Packaged Ice, Series B,
  Sr. Sub. Notes, 9.75%, 2/1/05                      6,659                5,261
Smithfield Foods
  Sr. Notes
    7.625%, 2/15/08                                  7,325                7,215
    8.00%, 10/15/09                                    250                  254
                                                                         77,129


Gaming  7.8%

Ameristar Casinos, Sr. Sub. Notes,
  10.75%, 2/15/09                                   20,525               22,577
Argosy Gaming, Sr. Sub. Notes,
  10.75%, 6/1/09                                    22,745               25,133
Chukchansi Economic Development Auth.
  Sr. Notes, 144A, 14.50%, 6/15/09                   5,825                5,767
Coast Hotels & Casinos,
  Sr. Sub. Notes, 9.50%, 4/1/09                      2,675                2,822
Hard Rock Hotel, Sr. Sub. Notes,
  9.25%, 4/1/05                                      2,000                2,030
Herbst Gaming, Sr. Notes, 10.75%, 9/1/08             5,320                5,573
Hollywood Casino, 1st Mtg., 11.25%, 5/1/07           8,755                9,521
Hollywood Casino, Shreveport
  1st Mtg.
    13.00%, 8/1/06                                   5,600                5,768
    13.00%, 8/1/06                                   5,300                5,459
Hollywood Park
  Sr. Sub. Notes
    9.25%, 2/15/07                                  16,325               13,958
  Series B, 9.50%, 8/1/07                            1,325                1,139
Horseshoe Gaming, Sr. Sub. Notes,
  8.625%, 5/15/09                                    3,550                3,781
International Game Technology,
  Sr. Notes, 8.375%, 5/15/09                        11,010               12,221
Isle of Capri Casinos, Sr. Sub. Notes,
  8.75%, 4/15/09                                     9,000                9,202
Mikohn Gaming, Sr. Notes, 11.875%, 8/15/08           8,300                6,225
Penn National Gaming, Sr. Sub. Notes,
  11.125%, 3/1/08                                   16,275               17,699
Riviera Holdings, Sr. Notes,
         144A, 11.00%, 6/15/10                       4,050             3,686
Station Casinos, Sr. Sub. Notes,
  9.875%, 7/1/10                                     4,950                5,383
Trump Atlantic City, 1st Mtg.,
  11.25%, 5/1/06                                     3,875                3,023
Venetian Casino, 2nd Mtg.,
  144A, 11.00%, 6/15/10                             16,160               17,049
                                                                        178,016


Healthcare Services  4.3%

Alaris Medical Systems, Sr. Sub. Notes,
  9.75%, 12/1/06                           $         2,045      $         2,091
Alliance Imaging, Sr. Sub. Notes,
  10.375%, 4/15/11                                  11,315               11,711
Bio-Rad Labs, Sr. Sub. Notes,
  11.625%, 2/15/07                                   8,845                9,862
Conmed, Sr. Sub. Notes, 9.00%, 3/15/08               3,235                3,364
Fisher Scientific International
  Sr. Sub. Notes
    8.125%, 5/1/12                                     750                  778
    9.00%, 2/1/08                                    1,000                1,045
Fresenius Medical Capital Trust II,
  7.875%, 2/1/08                                     6,700                6,432
HCA Healthcare, Sr. Notes, 8.75%, 9/1/10             7,200                7,847
Insight Health Services, Sr. Sub. Notes,
  9.875%, 11/1/11                                    4,810                4,714
Kinetic Concepts, Sr. Sub. Notes,
  9.625%, 11/1/07                                    8,025                8,266
NCS Healthcare, STEP, 5.75%, 8/15/04                 2,000                2,140
Omnicare, Sr. Notes, 8.125%, 3/15/11                 4,100                4,428
Owens & Minor, Sr. Sub. Notes, 8.50%, 7/15/11        4,500                4,770
Total Renal Care, Sr. Sub. Notes, 7.00%, 5/15/09     4,219                4,241
Triad Hospitals, Sr. Sub. Notes, 11.00%, 5/15/09    14,267               15,908
Vicar Operating, Sr. Sub. Notes, 9.875%, 12/1/09     8,980                9,788
                                                                         97,385


Internet Service Providers  0.1%

Exodus Communications, Conv. Pfd.,
  5.25%, 2/15/08 *                                   8,500                   32
Globix Corporation, Sr. Notes,
  11.00%, 4/26/08                                    1,761                1,056
                                                                          1,088


Lodging  3.0%

Courtyard by Marriott, Sr. Notes,
  10.75%, 2/1/08                                    15,600               15,873
Hilton Hotels, Sr. Notes, 7.625%, 12/1/12            4,350                4,380
HMH Properties, Sr. Notes, 7.875%, 8/1/08            2,675                2,622
Host Marriott, Series I,
  Sr. Notes, 9.50%, 1/15/07                          5,775                6,006
John Q. Hammons Hotels, Series B,
  1st Mtg., 8.875%, 5/15/12                         13,390               13,557
La Quinta Inns, Sr. Notes, 7.40%, 9/15/05            7,735                7,619
Meditrust
  Sr. Notes
    7.51%, 9/26/03                                   3,100                3,116
  144A, 7.114%, 8/15/04                              4,450                4,405
Starwood Hotels & Resorts,
  Sr. Notes, 7.375%, 5/1/07                         10,000                9,850
                                                                         67,428

Long Distance  0.0%
Esprit Telecom, Sr. Notes,
  10.875%, 6/15/08 *                       $         2,000      $           180
                                                                            180


Manufacturing  3.5 %

Actuant Corporation, Sr. Sub. Notes,
  13.00%, 5/1/09                                    10,941               12,910
Alfa Laval, Sr. Notes,
  12.125%, 11/15/10 (EUR)                            1,545                1,711
HCC Industries, Sr. Sub. Notes,
  10.75%, 5/15/07                                    9,025                3,159
International Wire Group
  Sr. Notes
    11.75%, 6/1/05                                  15,677                9,877
IPC Acquisition, Sr. Sub. Notes,
  11.50%, 12/15/09                                   9,275                7,791
Manitowoc, Sr. Sub. Notes,
  144A, 10.50%, 8/1/12                               5,125                5,330
Motors & Gears, Sr. Notes,
  10.75%, 11/15/06                                   9,315                8,384
National Waterworks, Sr. Sub. Notes,
  144A, 10.50%, 12/1/12                              5,925                6,221
Numatics, Series B, Sr. Sub. Notes,
  9.625%, 4/1/08                                     5,470                2,735
Rexnord, Sr. Sub. Notes,
  144A, 10.125%, 12/15/12                            8,690                8,994
Terex, Sr. Sub. Notes, 10.375%, 4/1/11               2,155                2,090
Trimas, Sr. Sub. Notes, 144A,
9.875%, 6/15/12                                     10,475               10,789
                                                                         79,991


Metals and Mining  4.8%

AK Steel, Sr. Notes, 144A, 7.75%, 6/15/12           13,275               13,574
Bethlehem Steel, Sr. Notes, 10.375%, 9/1/03 *        6,900                  414
Better Minerals & Aggregates,
  Sr. Sub. Notes, 13.00%, 9/15/09                   11,850                6,399
Earle M. Jorgensen, Sr. Notes,
  9.75%, 6/1/12                                     14,895               14,969
Gerdau Ameristeel, Deb.,
  6.50%, 4/30/07 (CAD)                               7,700                3,640
International Utility Structures
  Sr. Sub. Notes, 13.00%, 2/1/08 (CAD)               5,000                1,000
Joy Global, Sr. Sub. Notes, 8.75%, 3/15/12           8,290                8,497
Lukens, Sr. Notes, 7.625%, 8/1/04 *                    500                   20
Luscar Coal, Sr. Notes, 9.75%, 10/15/11              9,750               10,364
P&L Coal
  Sr. Notes, 8.875%, 5/15/08                         4,000                4,210
  Sr. Sub. Notes, 9.625%, 5/15/08                    9,875               10,418
Russel Metals, Sr. Notes, 10.00%, 6/1/09             6,000                6,360
Schuff Steel, Sr. Notes, 10.50%, 6/1/08              4,750                3,658
Steel Dynamics, Sr. Notes, 9.50%, 3/15/09            8,650                9,212
U.S. Steel, Sr. Notes, 10.75%, 8/1/08                7,150                7,221
UCAR Finance, Sr. Notes, 10.25%, 2/15/12            10,300                8,549
Weirton Steel, Sr. Notes, STEP, 0%, 4/1/08           3,713                  427
                                                                        108,932


Paper and Paper Products  5.4%

Ainsworth Lumber
  Sr. Notes
    12.50%, 7/15/07                        $         4,775      $         4,918
    13.875%, 7/15/07                                10,700               11,342
Four M, Sr. Notes, 12.00%, 6/1/06                   11,231               11,666
Longview Fibre, Sr. Sub. Notes,
  10.00%, 1/15/09                                   15,495               16,425
MDP Acquisitions
  Sr. Notes, 144A
    9.625%, 10/1/12                                 10,625               11,209
    10.125%, 10/1/12 (EUR)                           8,000                8,106
    15.50%, 10/1/13                                  4,000                4,320
Norampac, Sr. Notes, 9.50%, 2/1/08                   2,075                2,189
Packaging Corp. of America,
  Sr. Sub. Notes, 9.625%, 4/1/09                     4,595                4,986
Paperboard, Sr. Notes, 8.375%, 9/15/07               8,770                8,507
Potlatch, Sr. Sub. Notes, 10.00%, 7/15/11            9,380               10,224
Riverwood International
  Sr. Notes
  10.625%, 8/1/07                                    6,935                7,264
Stone Container
  Sr. Notes
    8.375%, 7/1/12                                   7,075                7,411
    9.75%, 2/1/11                                    3,975                4,333
  144A, 11.50%, 8/15/06                              8,600                9,202
U.S. Timberland Klamath Falls,
  Sr. Notes, 9.625%, 11/15/07                        2,160                1,296
                                                                        123,398


Printing and Publishing  3.5%

Canwest Media, Sr. Sub. Notes,
  10.625%, 5/15/11                                   5,350                5,684
Dex Media East
  Sr. Notes, 144A, 9.875%, 11/15/09                  4,350                4,633
  Sr. Sub. Notes, 144A, 12.125%, 11/15/12           16,625               17,955
Mail Well, Sr. Notes, 144A, 9.625%, 3/15/12          1,950                1,687
Primedia
  Sr. Notes
    8.50%, 2/1/06                                    9,385                8,778
    8.875%, 5/15/11                                  1,000                  908
    10.25%, 6/1/04                                   6,375                6,247
R.H. Donnelley Finance
  Sr. Notes, 144A, 8.875%, 12/15/10                  1,150                1,204
  Sr. Sub. Notes, 144A, 10.875%, 12/15/12            4,800                5,112
Sun Media
  Sr. Sub. Notes
    9.50%, 2/15 - 5/15/07                  $        14,719      $        15,087
Transwestern Holdings, Sr. Notes,
  STEP, 11.875%, 11/15/08                            3,907                4,112
Transwestern Publishing, Sr. Sub. Notes,
  9.625%, 11/15/07                                   7,035                7,334
                                                                          78,741


Restaurants  0.8%

Foodmaker
  Sr. Notes
    8.375%, 4/15/08                                  4,950                5,000
    9.75%, 11/1/03                                   5,550                5,578
Yum! Brands, Sr. Notes, 7.70%, 7/1/12                8,075                8,418
                                                                         18,996


Retail  1.2%

Dillard Department Stores
  Sr. Notes
    6.69%, 8/1/07                                    2,375                2,299
    7.375%, 6/1/06                                   3,040                2,982
Gap
  Sr. Notes, STEP
    8.15%, 12/15/05                                  9,425               10,038
    8.80%, 12/15/08                                 10,415               11,352
                                                                         26,671


Satellites  1.0%

Echostar DBS
  Sr. Notes
    9.125%, 1/15/09                                 14,175               14,459
    9.375%, 2/1/09                                   7,775                8,047
Orbital Imaging, Sr. Notes,
  11.625%, 3/1/05 *                                  3,400                  272
                                                                         22,778


Services  3.3%

Allied Waste Industries
  Sr. Notes
    7.875%, 1/1/09                                   2,500                2,475
  144A, 9.25%, 9/1/12                                2,900                3,001
AP Holdings, Sr. Notes, STEP, 0%, 3/15/08            4,300                  688
Avis Group, Sr. Sub. Notes, 11.00%, 5/1/09           4,900                5,268
Brand Services, Sr. Sub. Notes,
  144A, 12.00%, 10/15/12                             4,100                4,285
Coinmach, Sr. Notes, 9.00%, 2/1/10         $        12,925      $        13,571
Global Imaging Systems, Sr. Sub. Notes,
  10.75%, 2/15/07                                   10,800               10,800
IESI, Sr. Sub. Notes, 144A, 10.25%, 6/15/12          2,870                2,813
Iron Mountain
  Sr. Sub. Notes
    8.25%, 7/1/11                                    2,825                2,938
    8.625%, 4/1/13                                   5,000                5,300
    8.75%, 9/30/09                                   4,125                4,331
ServiceMaster
  Sr. Notes
    7.10%, 3/1/18                                    2,850                2,773
    7.45%, 8/15/27                                   1,325                1,333
SITEL, Sr. Sub. Notes, 9.25%, 3/15/06                2,195                1,997
Synagro Technologies, Sr. Sub. Notes,
  9.50%, 4/1/09                                     14,200               14,768
                                                                         76,341


Specialty Chemicals  4.5%

American Pacific, Sr. Notes, 9.25%, 3/1/05           6,240                6,334
Avecia Group, Sr. Notes, 11.00%, 7/1/09             11,030                9,376
Compass Minerals Group,
  Sr. Sub. Notes, 10.00%, 8/15/11                    5,625                6,103
Hercules, Sr. Notes, 11.125%, 11/15/07              19,420               21,459
Huntsman ICI Chemicals
  Sr. Sub. Notes
    10.125%, 7/1/09                                 10,025                8,897
    10.125%, 7/1/09 (EUR)                            6,600                5,311
Huntsman International, Sr. Notes,
  9.875%, 3/1/09                                     7,220                7,545
Koppers, Sr. Sub. Notes, 9.875%, 12/1/07            14,670               13,863
Kronos, Sr. Notes, 8.875%, 6/30/09 (EUR)             4,000                4,053
Lyondell Chemical
  Sr. Notes
    9.50%, 12/15/08                                  3,700                3,718
    9.875%, 5/1/07                                   7,350                7,442
MacDermid, Sr. Sub. Notes, 9.125%, 7/15/11           2,750                2,915
Messer Griesheim, Sr. Notes,
  10.375%, 6/1/11 (EUR)                              4,250                4,559
                                                                        101,575


Textiles and Apparel  1.0%

Dan River, Sr. Sub. Notes,
  10.125%, 12/15/03                                 12,765                9,574
Dyersburg, Series B, Sr. Sub. Notes,
  9.75%, 9/1/07 *                                   10,150                    1
Levi Strauss & Company
  Sr. Notes
    11.625%, 1/15/08                       $         6,900      $         6,831
  144A, 12.25%, 12/15/12                             4,475                4,430
Tropical Sportswear International,
  Sr. Sub. Notes 11.00%, 6/15/08                     2,000                2,000
                                                                         22,836


Transportation  1.8%

Greyhound Lines, Sr. Notes, 11.50%, 4/15/07          4,800                3,600
Northwest Airlines, Sr. Sub. Notes,
  9.875%, 3/15/07                                    2,025                1,235
Petro Stopping, Sr. Notes, 10.50%, 2/1/07           16,625               15,295
Stena, Sr. Notes, 144A, 9.625%, 12/1/12              2,025                2,060
TravelCenters of America, Sr. Sub. Notes,
  12.75%, 5/1/09                                    16,320               17,299
US Airways, ETC, 8.93%, 4/15/08                      5,566                1,559
                                                                         41,048


Wireless Communications  3.5%

Alamosa PCS
  Sr. Notes
    12.50%, 2/1/11                                   6,160                2,187
    13.625%, 8/15/11                                   815                  309
  STEP, 0%, 2/15/10                                  1,300                  208
AT&T Wireless
  Sr. Notes
    7.875%, 3/1/11                                   8,925                8,568
    8.125%, 5/1/12                                   5,650                5,424
Dobson Communications, Sr. Notes,
  10.875%, 7/1/10                                      725                  638
Microcell Telecommunications, Sr. Notes, STEP
  14.00%, 6/1/06                                     1,425                   29
Nextel Communications
  Sr. Notes
    9.375%, 11/15/09                                 1,135                1,053
  STEP, 0%, 2/15/08                                  3,125                2,883
  STEP, 10.65%, 9/15/07                             22,180               21,681
Nextel Partners
  Sr. Notes
    12.50%, 11/15/09                                 5,650                5,170
  STEP, 0%, 2/1/09                                   1,025                  738
Rogers Cantel
  Sr. Notes
    9.375%, 6/1/08                         $         6,515      $         6,222
    9.75%, 6/1/16                                    3,300                2,904
  Sr. Sub. Notes, 8.80%, 10/1/07                       650                  552
Rogers Wireless, Sr. Notes, 9.625%, 5/1/11           4,050                3,766
Telecorp PCS, Sr. Sub. Notes, 10.625%, 7/15/10       1,650                1,770
Tritel PCS, Sr. Sub. Notes, 10.375%, 1/15/11         5,475                5,803
Triton PCS, Sr. Sub. Notes, STEP, 0%, 5/1/08        11,800               10,502
Ubquitel, Sr. Notes, STEP, 0%, 4/15/10               7,000                  420
                                                                         80,827


Wireline Communications  0.7%

Alaska Communications Systems, Sr. Sub. Notes
  9.375%, 5/15/09                                    9,700                6,984
KMC Telecom
  Sr. Notes
    13.50%, 5/15/09                                  2,000                   20
  STEP, 0%, 2/15/08                                  9,650                   97
Qwest Corporation, Sr. Notes,
  144A, 8.875%, 3/15/12                              3,400                3,298
Worldcom, Sr. Notes, 144A,
  7.375%, 1/15/06 *                                 22,400                5,712
                                                                         16,111

Total Corporate Bonds and Notes (Cost  $2,120,201)                    2,054,724


EQUITY AND CONVERTIBLE SECURITIES  4.4%

Automobiles and Related  0.0%

Hayes Wheels, Warrants, 7/1/03 *                        18                    0
                                                                              0


Broadcasting  1.7%

AOL Time Warner, Common Stock *                          2                   38
Cumulus Media, Series A, Pfd. Stock, PIK *               9                9,606
Granite Broadcasting
  Common Stock *                                       400                  880
  Pfd. Stock, PIK *                                     17                9,443
Sinclair Capital, Pfd. Stock, PIK                      172               18,582
                                                                         38,549


Building and Real Estate  0.1%

Washington Group International,
  Common Stock *                                       175                2,349
                                                                          2,349


Cable Operators  1.3%

Classic Communications, Class B,
  Common Stock, 144A * @                   $             9      $             0
Comcast, Class A, Common Stock *                         0                    2
CSC Holdings
  Series H, Pfd. Stock, PIK *                           46                4,093
  Series M, Pfd. Stock, PIK *                          288               25,202
Peachtree Cable Associates,
  Common Stocks * _                                     10                    0
UIH Australia Pacific,
  Warrants, 5/15/06 *                                    5                    0
                                                                         29,297


Consumer Products  0.0%

Hedstrom Holdings
  Common Stock, 144A * @                               246                    0
  Warrants, 8/1/06 * @                                  11                    0
Jostens, Warrants, 5/1/10 *                              5                  146
Mattress Discounters, Warrants, 7/15/07 *                4                    4
                                                                            150


Electric Utilities  0.4%

TNP Enterprises, Series D,
  Pfd. Stock, PIK *                                     12                9,025
                                                                          9,025


Electronic Components  0.0%

ASAT Finance, Warrants,
  11/1/06, 144A *                                        2                    3
                                                                              3


Energy  0.0%

SW Acquisition, Warrants,
  4/1/11, 144A *                                         6                  158
                                                                            158


Gaming  0.0%

Capital Gaming International,
  Class A, Common Stock * @                              0                    0
Mikohn Gaming, Warrants,
  8/15/08, 144A *                                        8                    8
                                                                              8


Healthcare Services  0.0%

Mariner Health Care
  Common Stock *                                         7                   48
  Warrants, 5/1/04 *                                     7                    0
                                                                             48


Internet Service Providers  0.0%

Cybernet Internet Services,
  Warrants, 7/1/09 *                                     3                    0
Globix Corporation, Common Stock *                     205                  411
Splitrock Services,
  Warrants, 7/15/08 *                                    2                   16
                                                                            427


Long Distance  0.0%

Global Crossing, Sr. Exch.
  Pfd. Stock *                             $            76      $            38
RSL Communications, Warrants,
  11/15/06, 144A *                                       3                    0
                                                                             38


Metals and Mining  0.0%

International Utility Structures,
  Warrants, 2/1/03 *                                     1                    0
Weirton Steel, Series C, Conv.
  Pfd. Stock *                                          61                   61
                                                                             61


Retail  0.0%

Lamonts Apparel
  Class A, Common Stock *                                3                    0
  Warrants, 1/31/08 * @                                  1                    0
Safelite Glass
  Class B, Common Stocks * @                            43                    0
  Class A, Warrants, 9/29/06 * @                       106                    0
  Class B, Warrants, 9/29/07 * @                        71                    0
Safelite Reality, Common Stocks * @                      3                    0
                                                                              0


Satellites  0.1%

Pegasus Satellite, Series B,
  Pfd. Stock, PIK *                                      8                1,800
                                                                          1,800

Specialty Chemicals  0.2%

Avecia Group, Pfd. Stock, PIK *                        216                4,095
                                                                          4,095


Supermarkets  0.0%

Pathmark Stores
  Common Stocks *                                       23                   91
  Warrants, 9/19/10 *                                   36                   20
                                                                            111


Textiles and Apparel  0.2%

Anvil Holdings, Series B,
  Pfd. Stock, PIK *                                    271                5,691
                                                                          5,691


Transportation  0.0%

TravelCenters of America,
  Warrants, 11/14/10 *                                  44                  442
                                                                            442


Wireless Communications  0.4%

Dobson Communications, Pfd. Stock *                      8                4,145
Horizon PCS, Warrants, 10/1/10 *                         9                    0
IPCS, Warrants, 7/15/10 *                  $             9      $             2
Leap Wireless, Warrants, 4/15/10 *                       3                    4
Microcell Telecommunications,
  Class B, Common Stock *                               44                    4
Nextel International, Class B,
  Common Stock *                                        16                  204
Rural Cellular, Sr. Exch.
  Pfd. Stock, PIK *                                      6                1,537
Ubiquitel, Warrants, 4/15/10 *                          19                    0
Vodafone ADR !!                                        120                2,250
                                                                          8,146


Wireline Communications  0.0%

Adelphia Business Solutions,
  Class A, Common Stock *                               60                    3
Allegiance Telecom, Warrants, 2/3/08 *                   8                   22
AT&T, Common Stock *                                     0                    1
E. Spire Communications, Pfd. Stock *                   83                    0
KMC Telecom, Warrants, 4/15/05, 144A *                   5                    0
Rhythms Netconnections, Pfd.
  Conv. Stock, 144A *                                   30                    0
XO Communications, Exch.
  Pfd. Stock *                                         277                    3
                                                                             29

Total Equity and Convertible
Securities (Cost  $179,828)                                             100,427


OPTIONS PURCHASED  0.0%

Vodafone, 1,200 Contracts
(for 100 shares each),
Put, 1/18/03 @ $25.00 *                                120                  750

Total Options Purchased (Cost  $645)                                        750


OPTIONS WRITTEN  0.0%

Vodafone, 1,200 Contracts
(for 100 shares each),
Call, 1/18/03 @ $25.00 *                              (120)                 (12)

Total Options Written (Cost  $(516))                                        (12)


MONEY MARKET FUNDS  3.2%

T. Rowe Price Reserve
Investment Fund, 1.66% #                            71,808               71,808

Total Money Market Funds (Cost  $71,808)                                 71,808

Total Investments in Securities
97.8% of Net Assets (Cost  $2,371,966)                          $     2,227,697


Other Assets Less Liabilities                                            49,309

NET ASSETS                                                      $     2,277,006
                                                                ---------------

Net Assets Consist of:

Undistributed net
investment income (loss)                                        $         1,719

Undistributed net
realized gain (loss)                                                   (472,990)

Net unrealized gain (loss)                                             (144,265)

Paid-in-capital applicable to
362,909,507 shares of $0.01 par
value capital stock outstanding;
1,000,000,000 shares authorized                                       2,892,542

NET ASSETS                                                      $     2,277,006
                                                                ---------------


NET ASSET VALUE PER SHARE

High Yield shares
($1,891,288,760/301,371,244
shares outstanding)                                             $          6.28
                                                                ---------------

High Yield - Advisor Class shares
($385,716,778/61,538,263
shares outstanding)                                             $          6.27
                                                                ---------------

#    Seven-day yield

*    Non-income producing

!! All or a portion of this security is pledged to cover written call options at November 30, 2002

_ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $0 and represents 0% of net assets

@    Security valued by the Fund's Board of Directors

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $268,272 and represents 11.8% of net assets

ADR  American Depository Receipts

CAD  Canadian dollar

ETC  Equipment Trust Certificate

EUR  Euro

LYONs Liquid Yield Option Notes

PIK  Payment-in-Kind

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

VR   Variable Rate


The accompanying notes are an integral part of these financial statements.



T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited



Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                             6 Months
                                                                Ended
                                                             11/30/02

Investment Income (Loss)

Income
  Interest                                                 $   99,354
  Dividend                                                      5,064
  Total income                                                104,418

Expenses
  Investment management                                         6,428
  Shareholder servicing
    High Yield shares                                           1,548
    High Yield-Advisor Class shares                               149
  Distribution-High Yield-Advisor Class shares                    354
  Custody and accounting                                          121
  Prospectus and shareholder reports
    High Yield shares                                              53
    High Yield-Advisor Class shares                                19
  Registration                                                     51
  Legal and audit                                                  32
  Directors                                                         8
  Miscellaneous                                                     4
  Total expenses                                                8,767
  Expenses paid indirectly                                        (40)
  Net expenses                                                  8,727
Net investment income (loss)                                   95,691


Realized and Unrealized Gain (Loss)

Net realized gain (loss)
Securities                                                    (62,994)
Written options                                                   125
Foreign currency transactions                                     (16)
Net realized gain (loss)                                   $  (62,885)


Change in net unrealized gain (loss)

  Securities                                                  (38,431)
  Written options                                                (110)
  Other assets and liabilities
  denominated in foreign currencies                               (30)
  Change in net unrealized gain (loss)                        (38,571)
Net realized and unrealized gain (loss)                      (101,456)


INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   (5,765)
                                                           ----------


The accompanying notes are an integral part of these financial statements.



T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                  11/30/02              5/31/02

Increase (Decrease) in Net Assets

Operation

  Net investment
  income (loss)                            $        95,691      $       157,009

  Net realized
  gain (loss)                                      (62,885)            (139,299)

  Change in net
  unrealized gain
  or loss                                          (38,571)              39,088

  Increase (decrease)
  in net assets
  from operations                                   (5,765)              56,798


Distributions to shareholders

  Net investment income

    High Yield shares                              (82,621)            (151,088)

    High Yield-Advisor Class shares                (12,807)              (4,788)

  Decrease in net
  assets from distributions                        (95,428)            (155,876)


Capital share transactions *

  Shares sold

    High Yield shares                              304,123              507,270

    High Yield-Advisor Class shares                239,530              248,189

  Distributions reinvested

    High Yield shares                               67,396              126,954

    High Yield-Advisor Class shares                 12,558                4,691


  Shares redeemed

    High Yield shares                             (198,794)            (265,160)

    High Yield-Advisor Class shares                (91,472)             (19,653)


  Redemption fees received

    High Yield shares                                  301                  170

Increase (decrease)
in net assets from
capital share transactions                         333,642              602,461


Net Assets

Increase (decrease) during period                  232,449              503,383

Beginning of period                              2,044,557            1,541,174

End of period                              $     2,277,006      $     2,044,557
                                           -------------------------------------


*Share information

  Shares sold

    High Yield shares                               48,881               75,764

    High Yield-Advisor Class shares                 38,949               37,160

  Distributions reinvested

    High Yield shares                               10,871               19,008

    High Yield-Advisor Class shares                  2,030                  707


  Shares redeemed

    High Yield shares                              (31,908)             (39,628)

    High Yield-Advisor Class shares                (14,795)              (2,948)

Increase (decrease)
in shares outstanding                               54,028               90,063

The accompanying notes are an integral part of these financial statements.



T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2002



Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation. The fund has two classes of shares: High Yield Fund, offered since December 31, 1984, and High Yield Fund-Advisor Class (Advisor Class), which was first offered on, March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options are valued at the mean of the closing bid and ask prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

Class Accounting The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's shares outstanding. Income distributions are declared by each class on a daily basis and paid monthly.

Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $40,000 for the six months ended November 30, 2002.

Redemption Fees A 1% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At November 30, 2002, approximately 91% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Options Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Statement of Net Assets at market value. Transactions in options written and related premiums received during the six months ended November 30, 2002, were as follows:



                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                   1,500      $       644,000

Closed                                                (300)            (128,000)

Outstanding at end of period                         1,200      $       516,000
                                                     -----      ---------------


Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $796,273,000 and $460,201,000, respectively, for the six months ended November 30, 2002.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2002.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year; consequently, $65,752,000 of realized losses recognized for financial reporting purposes in the year ended May 31, 2002 were recognized for tax purposes on June 1, 2002. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2002, the fund had $350,798,000 of unused capital loss carryforwards, of which $40,450,000 expire in 2003, $47,671,000 expire in 2004, and $262,677,000 that expire thereafter through 2010.

At November 30, 2002, the cost of investments for federal income tax purposes was 2,370,329,000. Net unrealized loss aggregated $142,628,000 at period-end, of which $79,535,000 related to appreciated investments and $222,163,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At November 30, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $1,133,000.

The manager has agreed to bear any expenses through May 31, 2003, which would cause the Advisor Class's ratio of total expenses to average net assets to exceed 1.05%. Thereafter, through May 31, 2005, the Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its ratio of total expenses to average net assets to exceed 1.05%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the High Yield share class. Expenses incurred pursuant to these service agreements totaled $621,000 for the six months ended November 30, 2002, of which $112,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended November 30, 2002, the High Yield class was allocated $716,000 of Spectrum Funds' expenses and $16,000 of Retirement Funds' expenses under these agreements. Of these amounts, $472,000 related to services provided by Price and $108,000 was payable at period-end. At November 30, 2002, approximately 32.1% of the outstanding shares of the High Yield class were held by the Spectrum Funds and 0.1% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2002, totaled $1,021,000 and are reflected as interest income in the accompanying Statement of Operations.



T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.


Independent Directors


Name
(Date of Birth)
Year Elected*                   Principal Occupation(s) During Past 5 Years and
                                Directorships of Other Public Companies
--------------------------------------------------------------------------------
Calvin W. Burnett, Ph.D.        President, Coppin State College; Director,
(3/16/32)                       Provident Bank of Maryland
1993


Anthony W. Deering              Director, Chairman of the Board, President, and
(1/28/45)                       Chief Executive Officer, The Rouse Company, real
1984                            estate developers

Donald W. Dick, Jr.             Principal, EuroCapital Advisors, LLC, an
(1/27/43)                       acquisition and management advisory firm
2001

David K. Fagin                  Director, Dayton Mining Corp. (6/98 to present),
(4/9/38)                        Golden Star Resources Ltd., and Canyon Resources
2001                            Corp. (5/00 to present); Chairman and President,
                                Nye Corp.

F. Pierce Linaweaver            President, F. Pierce Linaweaver & Associates,
(8/22/34)                       Inc., consulting environmental and civil
1984                            engineers


Hanne M. Merriman               Retail Business Consultant; Director, Ann Taylor
(11/16/41)                      Stores Corp., Ameren Corp., Finlay Enterprises,
2001                            Inc., The Rouse Company, and US Airways Group,
                                Inc.


John G. Schreiber               Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                      a real estate investment company; Senior Advisor
1992                            and Partner, Blackstone Real Estate Advisors,
                                L.P.; Director, AMLI Residential Properties
                                Trust, Host Marriott Corp., and The Rouse
                                Company

Hubert D. Vos                   Owner/President, Stonington Capital Corp., a
(8/2/33)                        private investment company
2001

Paul M. Wythes                  Founding Partner, Sutter Hill Ventures, a
(6/23/33)                       venture capital limited partnership, providing
2001                            equity capital to young high-technology
                                companies throughout the United States;
                                Director, Teltone Corp.
--------------------------------------------------------------------------------
* Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.



Inside Directors


Name
(Date of Birth)
Year Elected**
[Number of T. Rowe Price
Portfolios Overseen]            Principal Occupation(s) During Past 5 Years and
                                Directorships of Other Public Companies
--------------------------------------------------------------------------------
William T. Reynolds             Director and Vice President, T. Rowe Price and
(5/26/48)                       T. Rowe Price Group, Inc.; Director, T. Rowe
1997                            Price Global Asset Management Limited
[38]

James S. Riepe                  Director and Vice President, T. Rowe Price;
(6/25/43)                       Vice Chairman of the Board, Director, and Vice
1984                            President, T. Rowe Price Group, Inc.; Chairman
[105]                           of the Board and Director, T. Rowe Price Global
                                Asset Management Limited, T. Rowe Price
                                Investment Services, Inc., T. Rowe Price
                                Retirement Plan Services, Inc., and T. Rowe
                                Price Services, Inc.; Chairman of the Board,
                                Director, President, and Trust Officer, T. Rowe
                                Price Trust Company; Director, T. Rowe Price
                                International, Inc., and T. Rowe Price Global
                                Investment Services Limited; Chairman of the
                                Board, High Yield Fund

M. David Testa                  Chief Investment Officer, Director, and Vice
(4/22/44) 1997                  President, T. Rowe Price; Vice Chairman of the
[105]                           Board, Chief Investment Officer, Director, and
                                Vice President, T. Rowe Price Group, Inc.;
                                Director, T. Rowe Price Global Asset Management
                                Limited, T. Rowe Price Global Investment
                                Services Limited, and T. Rowe Price
                                International, Inc.; Director and Vice
                                President, T. Rowe Price Trust Company
--------------------------------------------------------------------------------
** Each inside director serves until the election of a successor.



Officers


Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)
--------------------------------------------------------------------------------
Andrew M. Brooks (2/16/56)              Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, High Yield Fund              Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Robert N. Gensler (10/18/57)            Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, High Yield Fund         Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe Price
                                        Services, Inc., and T. Rowe Price Trust
                                        Company; Vice President, T. Rowe Price,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan Services,
                                        Inc.

Paul A. Karpers (11/14/67)              Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

Nathaniel S. Levy (7/13/62)             Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, High Yield Fund              and T. Rowe Price Investment Services,
                                        Inc.

Kevin P. Loome (10/19/67)               Vice President, T. Rowe Price, T. Rowe
Vice President, High Yield Fund         Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Michael J. McGonigle (10/14/66)         Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

David S. Middleton (1/18/56)            Vice President, T. Rowe Price, T. Rowe
Controller, High Yield Fund             Price Group, Inc., and T. Rowe Price
                                        Trust Company

Walter P. Stuart III (3/27/60)          Assistant Vice President, T. Rowe Price;
Vice President, High Yield Fund         Vice President, T. Rowe Price Group,
                                        Inc.

Thomas E. Tewksbury (8/1/61)            Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

Mark J. Vaselkiv (7/22/58)              Vice President, T. Rowe Price and
President, High Yield Fund              T. Rowe Price Group, Inc.


Thea N. Williams (12/20/61)             Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.



T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------


Investment Services and Information

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

ACCOUNT SERVICES

Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

Automatic Investing. From your bank account or paycheck.

Automatic Withdrawal. Scheduled, automatic redemptions.

IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


BROKERAGE SERVICES *

Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

Consolidated Statement. Overview of all of your accounts.

Shareholder Reports. Manager reviews of their strategies and results.

T. Rowe Price Report. Quarterly investment newsletter.

Performance Update. Quarterly review of all T. Rowe Price fund results.

Insights. Educational reports on investment strategies and markets.

Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.



T. Rowe Price Web Services
--------------------------------------------------------------------------------

www.troweprice.com

ACCOUNT INFORMATION

Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.


FINANCIAL TOOLS AND CALCULATORS

College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

Morningstar(registered trademark) Portfolio Tracker(servicemark). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.


INVESTMENT TRACKING AND INFORMATION

My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

Morningstar(registered trademark) Portfolio Watchlist(servicemark). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

Morningstar(registered trademark) Portfolio X-Ray(servicemark). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.



T. Rowe Price College Planning


College Planning

With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.



T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

T. Rowe Price Retirement Services

T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.


PLANNING TOOLS AND SERVICES

T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


INVESTMENT VEHICLES

Individual Retirement Accounts (IRAs)
No-Load Variable Annuities
Small Business Retirement Plans

* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Mutual Funds
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STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010


BLENDED ASSET FUNDS
(continued)

Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced


BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term


Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond


MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money


Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money


INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International


Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price, Invest With Confidence (registered trademark)

T. Rowe Price Investment Services, Inc. 100 East Pratt Street
Baltimore, MD 21202
28512                                                          F57-051  11/30/02